NB Crossroads Private Markets Fund VII Advisory LP (the “Advisory Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund VII Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ capital owned by the Advisory Fund at December 31, 2023, was 10.37%. The Advisory Fund has included the Master Fund’s consolidated schedule of investments as of December 31, 2023, below. The Master Fund’s consolidated schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on February 29, 2024.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Schedule of Investments

As of December 31, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (35.37%)
AI Co-Investment I-A SCSp	Co-Investment	04/2023	North America	$5,359,114	$5,841,262
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	2,247,987	3,500,000
CD&R Ferdinand Co-Investor, L.P.	Co-Investment	08/2023	North America	7,687,258	8,300,000
CIHMH Holdings L.P.	Co-Investment	05/2022	North America	1,403,974	2,659,429
CIHMH Holdings II L.P.	Co-Investment	03/2023	North America	1,600,000	2,449,834
Eighth Cinven Fund (No.2) Limited Partnership	Primary	-	Europe	100,255	-
KKR Quartz Co-Invest L.P.	Co-Investment	03/2023	North America	8,250,000	8,245,898
KMNOCH Investor, L.P. (F)	Co-Investment	11/2022	North America	5,989,610	6,000,000
Knockout Co-Invest L.P.	Co-Investment	06/2022	North America	3,831,994	6,590,971
NB Mavis Aggregator, L.P.	Co-Investment	05/2023	North America	8,250,000	8,215,297
Planet Co-Investor Holdings, L.P.	Co-Investment	02/2023	Europe	2,497,424	2,479,722
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	3,001,705	3,095,000
Project CS Co-Invest Fund L.P.	Co-Investment	02/2023	North America	4,133,381	4,302,000
Project Hotel California Co-Invest Fund, L.P.	Co-Investment	07/2022	North America	4,503,649	5,219,000
The Veritas Capital Fund VIII, L.P.	Primary	12/2022-11/2023	North America	6,635,131	6,353,899
TPG IX Evergreen CI II, L.P.	Co-Investment	09/2023	North America	3,558,100	3,558,100
Veritas Star Co-Investor Holdings L.P	Co-Investment	11/2023	North America	4,418,848	4,418,848
Warburg Pincus Global Growth 14, L.P.	Primary	05/2022-11/2023	North America	5,000,837	5,204,136
WP Irving Co-Invest L.P.	Co-Investment	04/2022	North America	968,172	1,227,487
				79,437,439	87,660,883
Small and Mid-cap Buyout (45.64%)
Audax Private Equity Fund VII-B, L.P.	Primary	08/2023-10/2023	North America	2,620,885	2,400,300
BP-Miratech Holdings LLC	Co-Investment	04/2022-02/2023	North America	1,904,616	5,360,228
Bregal Unternehmerkapital IV-A SCSp	Primary	-	Europe	-	-
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022	North America	1,245,734	1,300,000
Charlesbank Technology Opportunities Fund II, Limited Partnership	Primary	-	North America	374,845	-
CMP Ascent Partners LP	Co-Investment	04/2023	North America	1,874,667	2,056,112
DGS Group Holdings, L.P. (F)	Co-Investment	09/2022	North America	2,276,579	3,165,002
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	3,156,632	3,305,211
Francisco Partners VII-A, L.P.	Primary	-	North America	75,000	75,000
Harvest Partners IX (Parallel), L.P.	Primary	09/2022-12/2023	North America	3,933,401	3,609,664
Incline V RKD Co-Invest, L.P. (G)	Co-Investment	09/2022	North America	5,044,208	5,271,081
KKR Malaga Co-Invest L.P.	Co-Investment	07/2023	Europe	3,995,541	3,994,362
KSL Capital Partners CV II 2, L.P.	Secondary	03/2023	North America	6,428,860	7,653,054
Material Co-Invest LP	Co-Investment	10/2022	Europe	4,831,788	4,131,767
MDCP Insurance SPV, L.P.	Secondary	05/2023	North America	6,256,691	8,180,952
NB Convert Elevate Aggregator LP	Co-Investment	11/2023	North America	5,090,000	5,090,000
NB Convert Harp Aggregator LP	Co-Investment	11/2023	North America	2,534,357	2,534,357
NB Electron Aggregator, L.P.	Co-Investment	08/2023	North America	8,250,000	8,619,971
NB Pref Harp Aggregator LP	Co-Investment	11/2023	North America	3,067,018	3,067,018
NM Polaris Co-Invest, L.P.	Co-Investment	03/2023	North America	3,347,823	4,868,106
NSH Verisma Holdco II, L.P.	Co-Investment	10/2023	North America	2,752,624	4,452,667
Olympus FG Holdco, L.P.	Co-Investment	08/2022	North America	1,782,355	1,785,112
Searchlight Capital CF SPK, L.P.	Secondary	11/2023	North America	4,216,971	4,216,971
TA Spartan Parent, LLC	Co-Investment	07/2023	North America	4,180,000	4,180,000
TA XV-B, L.P.	Primary	-	North America	-	-
THL Fund Investors (Iconic), L.P.	Co-Investment	05/2022-06/2023	North America	3,076,500	3,074,117
THL Fund IX Investors (Plymouth II), L.P.	Co-Investment	08/2023-10/2023	North America	2,574,927	2,574,444
Thoma Bravo Discover Fund IV-A, L.P.	Primary	12/2022-12/2023	North America	5,567,730	5,904,000
Trilantic Capital Partners VII Parallel L.P.	Primary	10/2023-12/2023	North America	-	-
True Wind Capital Continuation, L.P.	Secondary	03/2023-05/2023	North America	4,890,332	4,804,582
WCAS XIV, L.P.	Primary	12/2022-12/2023	North America	4,564,946	3,669,393
WWEC Holdings LP	Co-Investment	10/2022	North America	2,510,000	3,765,000
				102,425,030	113,108,471

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Schedule of Investments

As of December 31, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (6.14%)
DIG Holdings, LLC	Co-Investment	11/2022	North America	4,006,700	4,852,523
Epiris Fund III L.P.	Primary	10/2023-12/2023	Europe	3,029,988	6,861,451
Truelink-Vista A L.P.	Co-Investment	10/2022	North America	1,201,555	3,503,780
				8,238,243	15,217,754
Venture Capital (0.91%)
Accel Leaders 4 L.P.	Primary	06/2023-10/2023	North America	1,050,000	1,043,792
Battery Ventures XIV, L.P.	Primary	07/2022-05/2023	North America	1,407,000	1,205,369
Foundation Capital Leadership Fund IV, L.P. (G)	Primary	-	North America	-	-
Foundation Capital XI, L.P. (G)	Primary	-	North America	-	-
Meritech Capital Partners VIII L.P.	Primary	-	North America	-	-
Meritech Capital Sidecar III L.P.	Primary	-	North America	-	-
				2,457,000	2,249,161
Money Market Fund (12.29%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				30,452,989	30,452,990
				30,452,989	30,452,990

Total Investments (cost $223,010,701) (100.35%)					248,689,259
Other Assets & Liabilities (Net) (-0.35%)					(868,554)
Partners' Capital - Net Assets (100.00%)					$247,820,705

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2023 aggregated $192,557,712. Total fair value of illiquid and restricted securities at December 31, 2023 was $218,236,269 or 88.06% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VII B LLC.

Valuation of Investments

NB Crossroads Private Markets Fund VII Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (“NBIA” or the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with NBIA, the “Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the Master Fund (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Master Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the Underlying Investment. To the extent ASC 820 is applicable to an Underlying Investment, the Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of December 31, 2023:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$6,000,000	$81,660,883	$87,660,883
Small and Mid-cap Buyout	-	-	3,165,002	109,943,468	113,108,470
Special Situations	-	-	-	15,217,754	15,217,754
Venture Capital	-	-	-	2,249,161	2,249,161
Money Market Fund	30,452,990	-	-	-	30,452,990
Total	$30,452,990	$-	$9,165,002	$209,071,267	$248,689,259

Significant Unobservable Inputs

As of December 31, 2023, the Master Fund had investments valued at $248,689,259. The fair value of investments valued at $209,071,267 in the Master Fund's Consolidated Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2023.

			Unobservable Inputs
Investments	Fair Value 12/31/2023	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$6,000,000	Recent Transaction Value	Recent Transaction Value	N/A	N/A

Small and Mid-cap Buyout	3,165,002	Market Comparables	LTM EBITDA	10.5x	N/A

Total	$9,165,002

1 Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2023, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$31,704

During the period ended December 31, 2023, unrealized appreciation and realized gains from Level 3 investments were $359,255 and $21,314, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended December 31, 2023.

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2023 is one to ten years, with the possibility of extensions by each of the Underlying Investments.